FINANCIAL INSTRUMENTS - Foreign Currency Risk Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2024 $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	64.62%
Devaluation of foreign exchange, percent	(40.76%)	27.70%
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate | $ / $	1,030.5	806.95
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate | $ / $	1,450.5	1,030.5
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 72,679
% Increase, Amount	(8,307)
% Decrease, Amount	8,076
Currency risk | Argentine pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 12,156
% Increase	30.00%
% Increase, Amount	$ (2,805)
% Decrease	10.00%
% Decrease, Amount	$ 1,351
Currency risk | Australian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (6,511)
% Increase	10.00%
% Increase, Amount	$ 592
% Decrease	10.00%
% Decrease, Amount	$ (723)
Currency risk | Brazilian real (BRL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 2,815
% Increase	10.00%
% Increase, Amount	$ (256)
% Decrease	10.00%
% Decrease, Amount	$ 313
Currency risk | Chilean pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 19,476
% Increase	10.00%
% Increase, Amount	$ (1,771)
% Decrease	10.00%
% Decrease, Amount	$ 2,164
Currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (7,173)
% Increase	10.00%
% Increase, Amount	$ 652
% Decrease	10.00%
% Decrease, Amount	$ (797)
Currency risk | Danish Krone
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 433
% Increase	10.00%
% Increase, Amount	$ (39)
% Decrease	10.00%
% Decrease, Amount	$ 48
Currency risk | Indian Rupees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (15,907)
% Increase	10.00%
% Increase, Amount	$ 1,446
% Decrease	10.00%
% Decrease, Amount	$ (1,767)
Currency risk | European Union euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 9,917
% Increase	10.00%
% Increase, Amount	$ (902)
% Decrease	10.00%
% Decrease, Amount	$ 1,102
Currency risk | Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 9,677
% Increase	10.00%
% Increase, Amount	$ (880)
% Decrease	10.00%
% Decrease, Amount	$ 1,075
Currency risk | Peruvian Sol
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 1,114
% Increase	10.00%
% Increase, Amount	$ (101)
% Decrease	10.00%
% Decrease, Amount	$ 124
Currency risk | Pounds Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (9,556)
% Increase	10.00%
% Increase, Amount	$ 869
% Decrease	10.00%
% Decrease, Amount	$ (1,062)
Currency risk | Qatari Riyal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 9,935
% Increase	10.00%
% Increase, Amount	$ (903)
% Decrease	10.00%
% Decrease, Amount	$ 1,104
Currency risk | Saudi Riyal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 55,407
% Increase	10.00%
% Increase, Amount	$ (5,037)
% Decrease	10.00%
% Decrease, Amount	$ 6,156
Currency risk | Uruguayan pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (9,104)
% Increase	10.00%
% Increase, Amount	$ 828
% Decrease	10.00%
% Decrease, Amount	$ (1,012)